Consolidated Statements of Changes in Shareholders’ (Deficit) Equity - USD ($) $ in Thousands		Ordinary shares Class A	Ordinary shares Class B	Subscription receivables	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Loss	Total Company’s (deficit) equity	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 3	$ 25	$ (576)	$ 576,820	$ (299,220)	$ (2,586)	$ 274,466	$ (2,578)	$ 271,888
Balance (in Shares) at Dec. 31, 2022		32,715,010	253,470,511
Net loss						(265,294)		(265,294)	(1,401)	(266,695)
Foreign currency translation							(1,708)	(1,708)	163	(1,545)
Liabilities obligated by shareholders (Note 9)					15,000			15,000		15,000
Execution of warrants to ordinary shares				576	12			588		588
Execution of warrants to ordinary shares (in Shares)			1,000
Issuance of ordinary shares			$ 1		18,358			18,359		18,359
Issuance of ordinary shares (in Shares)	[1]		2,378,171
Share-based compensation		$ 1			23,338			23,339		23,339
Share-based compensation (in Shares)		3,635,001
Balance at Dec. 31, 2023		$ 4	$ 26		633,528	(564,514)	(4,294)	64,750	(3,816)	60,934
Balance (in Shares) at Dec. 31, 2023		36,350,011	255,849,682
Net loss						(172,535)		(172,535)	(191)	(172,726)
Foreign currency translation							189	189	36	225
Liabilities obligated by shareholders (Note 9)					45,000			45,000		45,000
Balance at Dec. 31, 2024		$ 4	$ 26		$ 678,528	$ (737,049)	$ (4,105)	$ (62,596)	$ (3,971)	$ (66,567)
Balance (in Shares) at Dec. 31, 2024		36,350,011	255,849,682

[1]	On December 29, 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to W. Motors Automotive Group Holding Limited. See Note 21 for more details